Basis of preparation (Details) € in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2021 EUR (€)	Sep. 30, 2021 USD ($)	Sep. 29, 2021 EUR (€)	Jun. 24, 2021 EUR (€)	Jan. 01, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Common Table Line Items [Line Items]
Other reserves	€ 5.9		€ 7.0		€ (21.7)	€ (24.5)
Reserve of change in value of forward elements of forward contracts			€ (1.1)		(4.4)	0.0
Other reserves					(26.1)	(24.5)
Translation reserve	92.1				86.3	€ 84.7
Derivatives | Swap contract | Cash flow hedges
Common Table Line Items [Line Items]
Notional amount	€ 827.8
Revolving Credit Facility (new)
Common Table Line Items [Line Items]
Line of credit facility, maximum borrowing capacity				€ 175.0
Senior EURO Debt
Common Table Line Items [Line Items]
Notional amount				€ 553.2
Interest rate	2.50%	2.50%
Senior USD Debt
Common Table Line Items [Line Items]
Notional amount	€ 789.5	$ 916.4
Interest rate	2.25%	2.25%
Other reserves*
Common Table Line Items [Line Items]
Deferred hedging losses and costs of hedging transferred to the carrying value of inventory	€ 2.9
Increase (decrease) due to changes in accounting policy [member]
Common Table Line Items [Line Items]
Other reserves					2.8
Reserve of change in value of forward elements of forward contracts					(4.4)
Other reserves					(1.6)
Translation reserve					€ 1.6